Description of Business, Basis of Presentation and Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)
$ / shares in Units, shares in Millions, $ in Millions
	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Numerator:
Net income (loss) attributable to Parent	$ (113.4)	$ 15.2	$ (156.8)	$ (5.3)	$ (93.5)	$ (0.3)	$ 11.1
Accretion of redeemable noncontrolling interest					(11.9)	0.0	0.0
Net income (loss) attributable to Parent after accretion of redeemable noncontrolling interest	$ (113.7)	$ 15.2	$ (157.4)	$ (5.3)	$ (105.4)	$ (0.3)	$ 11.1
Denominator:
Basic Weighted average common shares outstanding	288.7	253.4	280.6	253.4	253.4	253.4	253.4
Diluted Weighted average common shares outstanding	288.7	253.4	280.6	253.4	253.4	253.4	253.4
Basic net loss per common share	$ (0.39)	$ 0.06	$ (0.56)	$ (0.02)	$ (0.42)	$ 0	$ 0.04
Diluted net income (loss) per common share (in USD per share)	$ (0.39)	$ 0.06	$ (0.56)	$ (0.02)	$ (0.42)	$ 0	$ 0.04